CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Direct sales, net	$ 23,644,697	$ 18,942,436	$ 13,361,915
Distribution sales, net	4,800,328	1,347,851	3,116,540
Total revenues, net	28,445,025	20,290,287	16,478,455
Cost of revenues:
Direct sales	6,648,933	5,244,490	2,352,556
Distribution sales	1,559,922	827,495	2,877,620
Total cost of revenues	8,208,855	6,071,985	5,230,176
Gross profit	20,236,170	14,218,302	11,248,279
Operating (expenses) income
Advertising expenses	0	0	(23,701)
Other selling and marketing expenses	(11,913,375)	(10,114,870)	(7,037,783)
General and administrative expenses	(7,551,677)	(9,759,145)	(14,153,048)
Other operating income, net	2,136,263	1,473,055	7,607,334
Total operating expenses	(17,328,789)	(18,400,960)	(13,607,198)
(Loss) income from continuing operations	2,907,381	(4,182,658)	(2,358,919)
Interest expense	(95)	0	0
Interest income	400,439	533,622	466,530
Other income (expenses), net	32,564,328	11,638,843	17,671,023
Income from continuing operations before income taxes and equity in losses of affiliates	35,872,053	7,989,807	15,778,634
Income tax (expense) benefit	(3,187,421)	7,864,545	(4,592,783)
Income from continuing operations before equity in losses of affiliates	32,684,632	15,854,352	11,185,851
Discontinued operations :
Loss from discontinued operations	(1,236,984)	(3,474,506)	(6,909,067)
Loss from discontinued operations before equity in losses of affiliates	(1,236,984)	(3,474,506)	(6,909,067)
Equity in losses of affiliates	(324,900)	0	(868,121)
Net income	31,122,748	12,379,846	3,408,663
Net loss attributable to non-controlling interests	(4,436)	(4,457)	(29,707)
Net income attributable to Acorn International, Inc.	$ 31,127,184	$ 12,384,303	$ 3,438,370
Income (loss) per ordinary share:
Basic and diluted	$ 0.60	$ 0.19	$ 0.05
—Continuing operations	0.62	0.24	0.14
—Discontinued operations	$ (0.02)	$ (0.05)	$ (0.09)
Shares used in calculating income (loss) per ordinary share:
Basic and diluted	52,546,325	65,836,869	75,600,700
Includes share-based compensation related to:
General and administrative expenses	$ 0	$ 25,000	$ 658,000